Provisions for liabilities and charges - Narrative (Details) £ in Millions, policy in Millions	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2019 item	Jun. 30, 2019 GBP (£) item complaint	Mar. 31, 2019 item complaint	Jun. 30, 2019 GBP (£) policy employee customer complaint	Dec. 31, 2018 GBP (£)	Dec. 31, 2014 GBP (£)
Disclosure of other provisions [line items]
Increase (decrease) in other provisions				£ 984.0
Payments in respect of settlements, reimbursement rights				45.5		£ 217.0
Total other provisions		£ 2,858.0		2,858.0	£ 3,547.0
Total cash payments				1,608.0
Payments in respect of settlements, reimbursement rights				£ 45.5		£ 217.0
Payment Protection Insurance
Disclosure of other provisions [line items]
Description of Reactive Complaint Sensitivities				For every additional 1,000 reactive complaints per week from July 2019 through to the industry deadline of the end of August 2019, the Group would expect an additional charge of approximately £20 million.
Number of additional reactive complaints | complaint				1,000
HBOS Reading - customer review | HBOS [Member]
Disclosure of other provisions [line items]
Payments in respect of settlements, reimbursement rights				£ 6.0
Value of accepted offers after compensation assessment				84.0
Ex-gratia Payments		9.0		9.0
Payments in respect of settlements, reimbursement rights				6.0
HBOS Reading - customer review | Minimum | HBOS [Member]
Disclosure of other provisions [line items]
Value of offers after compensation assessment				£ 98.0
Percent of accepted offers after compensation assessment				98.00%
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Increase (decrease) in other provisions				£ 143.0
Additional provisions				143.0
Total other provisions		592.0		592.0	861.0
Total cash payments				412.0
Other Provisions for Legal Actions and Regulatory Matters | Management Fees and Activities
Disclosure of other provisions [line items]
Additional provisions				55.0
Total other provisions		848.0		848.0
Other Provisions for Legal Actions and Regulatory Matters | Packaged bank accounts
Disclosure of other provisions [line items]
Additional provisions				£ 0.0
Total other provisions					795.0
Other Provisions for Legal Actions and Regulatory Matters | HBOS Reading - customer review
Disclosure of other provisions [line items]
Number of business customers compensation assessment completed within the customer review | customer				71
Other Provisions for Legal Actions and Regulatory Matters | HBOS Reading - customer review | HBOS [Member]
Disclosure of other provisions [line items]
Number of former employees | employee				2
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Increase (decrease) in other provisions				£ 650.0
Total other provisions		1,214.0		1,214.0	1,524.0
Total cash payments				992.0
Payment Protection Insurance Provision | MBNA
Disclosure of other provisions [line items]
Group's exposure capped		£ 240.0		240.0
Additional provisions				£ 32.0
Payment Protection Insurance Provision | Payment Protection Insurance
Disclosure of other provisions [line items]
Information requests per week | item	190,000	150,000	70,000
Complaints per week | complaint			9,000
Increase in complaints | item		200,000
Total expected complaint volumes | complaint		5,800,000	5,600,000
Estimated percentage of policies contacted settled or provided				54.00%
Number of PPI Policies Sold Since 2000 | policy				16
Additional provisions		£ 550.0		£ 650.0
Total provisions		20,075.0		20,075.0
Total other provisions		£ 1,083.0		1,083.0
Total cash payments				896.0
Customer claims in relation to insurance branch business in Germany
Disclosure of other provisions [line items]
Additional provisions				£ 0.0
Total other provisions					639.0
Customer claims in relation to insurance branch business in Germany | HBOS Reading - customer review | HBOS [Member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions					15.0
Total other provisions					£ 115.0